Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

At September 30, 2020 and December 31, 2019, property and equipment consisted of the following:

	Useful Life	September 30, 2020	December 31, 2019
Delivery trucks and vehicles	5 - 6 years	$761,652	$301,142
Equipment	5 years	3,470	3,470
Subtotal		765,122	304,612
Less: accumulated depreciation		(106,307)	(64,206)
Property and equipment, net		$658,815	$240,406

For the nine months ended September 30, 2020 and 2019, depreciation expense is included in general and administrative expenses and amounted to $42,101 and $130,035, respectively. During the nine months ended September 30, 2019, the Company traded in, sold or disposed of delivery trucks and vehicles of $783,511 with related accumulated depreciation of $176,178, and received cash of $81,000 and reduced notes payable of $330,709, resulting in a loss of $195,624 which is included in general and administrative expenses on the accompanying condensed consolidated statement of operations.

NOTE 6 - PROPERTY AND EQUIPMENT

At December 31, 2019 and 2018, property and equipment consisted of the following:

	Useful Life	December 31, 2019	December 31, 2018
Delivery trucks and vehicles	5 - 6 years	$301,142	$1,033,397
Equipment	5 years	3,470	-
Subtotal		304,612	1,033,397
Less: accumulated depreciation		(64,206)	(96,566)
Property and equipment, net		$240,406	$936,831

For the years ended December 31, 2019 and 2018, depreciation expense is included in general and administrative expenses and amounted to $143,818 and $97,169, respectively. During the year ended December 31, 2019, the Company traded in, sold or disposed of delivery trucks and vehicles of $783,511 with related accumulated depreciation of $176,178, and received cash of $81,000 and reduced notes payable of $330,709, resulting in a loss of $195,624 which is included in general and administrative expenses on the accompanying consolidated statement of operations. During the year ended December 31, 2018, the Company traded in delivery trucks and vehicles of $72,342 with related accumulated depreciation of $603 and reduced notes payable of $56,933, resulting in a loss of $14,816 which is included in general and administrative expenses on the accompanying consolidated statement of operations.